Vessels, net:	6 Months Ended
Jun. 30, 2014
Vessels Net [Abstract]
Vessels, net:
4. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$540,454	$(87,279)	$453,175
—Acquisitions	209,562	—	209,562
—Depreciation	—	(6,852)	(6,852)
Balance June 30, 2014	$750,016	$(94,131)	$655,885

As of June 30, 2014, all of the Partnership's vessels were first priority mortgaged as collateral to secure the New $340.0 million Credit Suisse Credit Facility discussed in Note 5.